Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Shareholders equity amount	$ 507
Deferred revenue	3,870		$ 3,569
Deferred revenue recognized amount	$ 1,901	$ 3,569